                                   [GRAPHIC]


                                                 Semiannual Report June 30, 2001


Growth Portfolio

A Series of Panorama Series Fund, Inc.


                                                  [LOGO] Oppenheimer Funds(R)
                                                         The Right Way to Invest

--------------------------------------------------------------------------------
Panorama Series Fund, Inc.--Growth Portfolio
--------------------------------------------------------------------------------


================================================================================

Objective

Panorama Series Fund, Inc.--Growth Portfolio seeks long-term growth of capital by investing primarily in common stocks with low price/earnings ratios and better-than-anticipated earnings. Realization of current income is a secondary consideration.

================================================================================

Narrative by Charles Albers and Nikolaos Monoyios, Co-Portfolio Managers

For the six-month period ended June 30, 2001, Panorama Growth Portfolio provided a cumulative total return of -6.47%.(1) In comparison, the Portfolio's benchmark, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"),(2) provided a -6.7% cumulative total return over the same period. The S&P 500 Index's return reflects the reinvestment of dividends and, where applicable, capital gain distributions.

     We are generally pleased with the Portfolio's performance, especially given the challenging investment environment that prevailed during the six-month reporting period. The stock market's weakness can be attributed primarily to a deteriorating U.S. economy and its adverse effects on corporate earnings. Stock price declines were particularly severe among technology and telecommunications companies. Overall, the market for large-cap stocks remained highly volatile, experiencing sudden rallies and sharp reversals from month to month. For example, prices of growth-oriented stocks rallied strongly in January, fell steeply in February and March, and subsequently rose again in April and May.

     Fortunately, heightened short-term volatility did not compromise the effectiveness of the Portfolio's quantitative models. These models, combined with our own professional judgment, led us to invest in individual stocks from some of the period's best performing industry groups. The Portfolio's above-average exposure to energy stocks was particularly helpful as these companies benefited from rising crude oil and natural gas prices. In fact, the energy group represented one of the Portfolio's largest overweight of holdings relative to the S&P 500 Index as of June 30, 2001.

     The Portfolio also received positive contributions to performance from its increased emphasis on stocks within a variety of defensive industry groups, including utilities, financial services, healthcare and consumer staples. Similarly, our models steered us away from industry groups that fared relatively poorly. Because we reduced our holdings in technology and communications services during the reporting period, the Portfolio avoided the brunt of the declines in those areas. Please note that, to the extent that we increase or reduce the Portfolio's emphasis on stocks in any particular industry, the Portfolio's share values may fluctuate in response to events that affect that industry more than others. Such events may include changes in economic conditions, government regulations, availability of basic resources or supplies, or other factors.

     Throughout the reporting period, the disciplined application of our stock scoring system continued to suggest that better opportunities were available at the lower end of the large-capitalization market, leading us away from mega-cap stocks and closer to the mid-cap category. While the Portfolio's weighted average market capitalization of $93.1 billion as of June 30 remains firmly within the large-cap arena, it has declined to 82% of that of the S&P 500 Index, its lowest level in three years. Indeed, this ongoing shift has helped the Portfolio's performance as smaller stocks within our investment universe have continued to produce better overall returns than the largest stocks.



In reviewing performance, please remember that past performance cannot guarantee future results. Because of ongoing market fluctuations, the Portfolio's performance may be subject to fluctuations, and current performance may be less than the results shown.

(1) Includes changes in net asset value per share and reinvestment of dividends and capital gains distributions and does not include the charges associated with the separate account products which offer this Portfolio. Such performance is not annualized and would have been lower if such charges were taken into account.

(2) The S&P 500 Index is a broad-based index of equity securities with reinvestment of dividends and is widely regarded as a general measurement of the performance of the U.S. equity securities market. The Index cannot be purchased directly by investors.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.


2                               Growth Portfolio

--------------------------------------------------------------------------------
Panorama Series Fund, Inc.-- Growth Portfolio
--------------------------------------------------------------------------------


================================================================================

Although our disciplined approach to stock selection was the primary driver of the Portfolio's returns during the six-month period, diversification was also a key contributor. As of June 30, 2001, the Portfolio held 466 individual stocks representing nearly every industry group.(3) In our opinion, diversification works because the stock market is highly complex, and prices are affected by a number of factors with varying levels of influence. By diversifying broadly, investors are more likely to avoid company-specific pitfalls and participate in the positive trends influencing entire sectors and industries.

     Looking forward, we believe that the Portfolio is well positioned for whatever lies ahead. In addition to our emphasis on certain defensive industry groups and bias toward the lower end of the large-cap range, we have recently attempted to improve the quality of our holdings, emphasizing stocks that are highly rated by independent rating agencies such as Standard & Poor's. Of course, because the stock market can be volatile, the Portfolio's performance may be subject to substantial short-term changes and its portfolio is also subject to change.

     As quantitative portfolio managers, we rely primarily on our quantitative stock scoring system, not economic forecasts, when making investment decisions. Among the many benefits of this approach is our ability to disregard temporary near-term factors in favor of those that we believe influence individual stocks and market sectors over the long term. In our view, a long-term perspective such as ours may be particularly appropriate for retirement assets in variable annuity accounts, and is an important part of what makes Panorama Growth Portfolio The Right Way to Invest.


(3) The Portfolio's holdings are subject to change.


                                Growth Portfolio                               3

--------------------------------------------------------------------------------
Statement of Investments  June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------


                                                                   Market Value
                                                          Shares   See Note 1
===============================================================================
Common Stocks--97.6%
-------------------------------------------------------------------------------
Basic Materials--1.0%
-------------------------------------------------------------------------------
Chemicals--0.6%
Air Products & Chemicals, Inc.                             7,000   $    320,250
-------------------------------------------------------------------------------
Cabot Microelectronics Corp.(1)                            4,300        266,600
-------------------------------------------------------------------------------
Du Pont (E.I.) de Nemours & Co.                           21,500      1,037,160
-------------------------------------------------------------------------------
Eastman Chemical Co.                                         700         33,341
-------------------------------------------------------------------------------
Goodrich Corp.                                             3,100        117,738
                                                                   ------------
                                                                      1,775,089
-------------------------------------------------------------------------------
Metals--0.3%
Alcan, Inc.                                               15,900        668,118
-------------------------------------------------------------------------------
Alcoa, Inc.                                                6,700        263,980
-------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Cl. A(1)               500          5,015
-------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Cl. B(1)             1,000         11,050
-------------------------------------------------------------------------------
Inco Ltd.(1)                                                 200          3,452
                                                                   ------------
                                                                        951,615
-------------------------------------------------------------------------------
Paper--0.1%
Pactiv Corp.(1)                                            2,000         26,800
-------------------------------------------------------------------------------
Weyerhaeuser Co.                                           3,600        197,892
                                                                   ------------
                                                                       224,692
-------------------------------------------------------------------------------
Capital Goods--6.9%
-------------------------------------------------------------------------------
Aerospace/Defense--1.2%
Alliant Techsystems, Inc.(1)                                 600         53,940
-------------------------------------------------------------------------------
Boeing Co.                                                24,000      1,334,400
-------------------------------------------------------------------------------
General Dynamics Corp.                                     8,400        653,604
-------------------------------------------------------------------------------
Lockheed Martin Corp.                                     24,000        889,200
-------------------------------------------------------------------------------
Precision Castparts Corp.                                    600         22,452
-------------------------------------------------------------------------------
Raytheon Co.                                              15,300        406,215
                                                                   ------------
                                                                      3,359,811
-------------------------------------------------------------------------------
Electrical Equipment--3.7%
AVX Corp.                                                 10,000        210,000
-------------------------------------------------------------------------------
EMCOR Group, Inc.(1)                                         900        32,535
-------------------------------------------------------------------------------
Emerson Electric Co.                                       2,000        121,000
-------------------------------------------------------------------------------
General Electric Co.                                     196,500      9,579,375
-------------------------------------------------------------------------------
Molex, Inc., Cl. A                                         6,800        202,776
-------------------------------------------------------------------------------
Rockwell International Corp.                               4,700        179,164
                                                                   ------------
                                                                     10,324,850


4                               Growth Portfolio

-------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
-------------------------------------------------------------------------------


                                                                   Market Value
                                                          Shares   See Note 1
-------------------------------------------------------------------------------
Industrial Services--0.1%
Miller (Herman), Inc.                                      4,500   $    108,900
-------------------------------------------------------------------------------
Professional Detailing, Inc.(1)                              200         18,400
-------------------------------------------------------------------------------
Teekay Shipping Corp.                                      1,100         44,022
-------------------------------------------------------------------------------
Viad Corp.                                                 1,100         29,040
                                                                   ------------
                                                                        200,362
-------------------------------------------------------------------------------
Manufacturing--1.9%
Avery-Dennison Corp.                                       8,400        428,820
-------------------------------------------------------------------------------
Ball Corp.                                                   800         38,048
-------------------------------------------------------------------------------
Caterpillar, Inc.                                          2,800        140,140
-------------------------------------------------------------------------------
Cooper Industries, Inc.                                    5,800        229,622
-------------------------------------------------------------------------------
Dover Corp.                                                7,900        297,435
-------------------------------------------------------------------------------
Eaton Corp.                                                  500         35,050
-------------------------------------------------------------------------------
Honeywell International, Inc.                             14,900        521,351
-------------------------------------------------------------------------------
Minnesota Mining & Manufacturing Co.                      16,500      1,882,650
-------------------------------------------------------------------------------
Oakley, Inc.(1)                                              800         14,800
-------------------------------------------------------------------------------
Tektronix, Inc.(1)                                         7,000        190,050
-------------------------------------------------------------------------------
Tyco International Ltd.                                   17,800        970,100
-------------------------------------------------------------------------------
United Technologies Corp.                                  7,000        512,820
                                                                   ------------
                                                                      5,260,886
-------------------------------------------------------------------------------
Communication Services--2.9%
-------------------------------------------------------------------------------
Telecommunications: Long Distance--1.3%
AT&T Corp.                                                 9,500        209,000
-------------------------------------------------------------------------------
Metro One Telecommunication, Inc.(1)                         500         32,435
------------------------------------------------------------------------------
Sprint Corp. (Fon Group)                                  29,200        623,712
-------------------------------------------------------------------------------
Verizon Communications, Inc.                              49,700      2,658,950
-------------------------------------------------------------------------------
WorldCom, Inc.-MCI Group(1)                                  344          5,538
-------------------------------------------------------------------------------
WorldCom, Inc.-WorldCom Group(1)                           8,600        122,120
                                                                   ------------
                                                                      3,651,755
-------------------------------------------------------------------------------
Telephone Utilities--1.3%
BellSouth Corp.                                           42,500      1,711,475
-------------------------------------------------------------------------------
SBC Communications, Inc.                                  48,000      1,922,880
                                                                   ------------
                                                                      3,634,355
-------------------------------------------------------------------------------
Telecommunications: Wireless--0.3%
Amdocs Ltd.(1)                                             7,500        403,875
-------------------------------------------------------------------------------
AT&T Wireless Group(1)                                    27,283        446,077
                                                                   ------------
                                                                        849,952


                                Growth Portfolio                               5

-------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
-------------------------------------------------------------------------------


                                                                   Market Value
                                                          Shares   See Note 1
-------------------------------------------------------------------------------
Consumer Cyclicals--8.8%
-------------------------------------------------------------------------------
Autos & Housing--0.9%
Centex Corp.                                               4,800   $    195,600
------------------------------------------------------------------------------
D.R. Horton, Inc.                                          3,700         83,990
-------------------------------------------------------------------------------
Ford Motor Co.                                            33,411        820,240
-------------------------------------------------------------------------------
Fortune Brands, Inc.                                       3,000        115,080
-------------------------------------------------------------------------------
General Motors Corp.                                       4,000        257,400
-------------------------------------------------------------------------------
Johnson Controls, Inc.                                       500         36,235
-------------------------------------------------------------------------------
KB Home                                                    4,100        123,697
-------------------------------------------------------------------------------
Lear Corp.(1)                                              2,400         83,760
-------------------------------------------------------------------------------
NVR, Inc.(1)                                               2,200        325,600
-------------------------------------------------------------------------------
Pulte Homes, Inc.                                          1,100         46,893
-------------------------------------------------------------------------------
Ryland Group, Inc. (The)                                   3,500        177,100
-------------------------------------------------------------------------------
Stanley Works (The)                                        1,300         54,444
-------------------------------------------------------------------------------
Toll Brothers, Inc.(1)                                     5,900        231,929
-------------------------------------------------------------------------------
Vulcan Materials Co.                                         400         21,500
                                                                   ------------
                                                                      2,573,468
-------------------------------------------------------------------------------
Consumer Services--0.6%
Cendant Corp.(1)                                          14,000        273,000
-------------------------------------------------------------------------------
Dun & Bradstreet Corp.(1)                                  2,000         56,400
-------------------------------------------------------------------------------
Fluor Corp.                                                4,000        180,600
-------------------------------------------------------------------------------
H&R Block, Inc.                                            3,600        232,380
-------------------------------------------------------------------------------
IMS Health, Inc.                                          14,600        416,100
-------------------------------------------------------------------------------
Moody's Corp.                                              4,000        134,000
-------------------------------------------------------------------------------
Omnicom Group, Inc.                                        3,300        283,800
-------------------------------------------------------------------------------
Rent-A-Center, Inc.(1)                                       500         26,300
                                                                   ------------
                                                                      1,602,580
-------------------------------------------------------------------------------
Leisure & Entertainment--1.0%
Activision, Inc.(1)                                        1,000         39,250
-------------------------------------------------------------------------------
GTech Holdings Corp.(1)                                    1,200         42,612
-------------------------------------------------------------------------------
Harley-Davidson, Inc.                                     19,900        936,892
-------------------------------------------------------------------------------
Harrah's Entertainment, Inc.(1)                              800         28,240
-------------------------------------------------------------------------------
International Game Technology(1)                           6,800        426,700
-------------------------------------------------------------------------------
Marriott International, Inc., Cl. A                        9,500        449,730
-------------------------------------------------------------------------------
Mattel, Inc.                                               5,000         94,600
-------------------------------------------------------------------------------
MGM Mirage, Inc.(1)                                        5,600        167,776
-------------------------------------------------------------------------------
Park Place Entertainment Corp.(1)                         24,100        291,610
-------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                  3,900        145,392
-------------------------------------------------------------------------------
WMS Industries, Inc.(1)                                    1,800         57,906
                                                                   ------------
                                                                      2,680,708


6                               Growth Portfolio

-------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
-------------------------------------------------------------------------------


                                                                   Market Value
                                                          Shares   See Note 1
-------------------------------------------------------------------------------
Media--0.5%
Deluxe Corp.                                               1,400   $     40,460
-------------------------------------------------------------------------------
Harte-Hanks, Inc.                                          6,200        153,512
-------------------------------------------------------------------------------
Knight-Ridder, Inc.                                        2,900        171,970
-------------------------------------------------------------------------------
McGraw-Hill, Inc.                                          5,100        337,365
-------------------------------------------------------------------------------
New York Times Co., Cl. A                                  5,200        218,400
-------------------------------------------------------------------------------
R.H. Donnelley Corp.(1)                                    4,300        137,600
-------------------------------------------------------------------------------
Readers Digest Assn., Inc. (The), Cl. A                   12,300        353,625
                                                                   ------------
                                                                      1,412,932
-------------------------------------------------------------------------------
Retail: General--2.8%
Costco Wholesale Corp.(1)                                  4,300        176,644
-------------------------------------------------------------------------------
Dillard's, Inc., Cl. A                                     4,700         71,769
-------------------------------------------------------------------------------
Federated Department Stores, Inc.(1)                      12,800        544,000
-------------------------------------------------------------------------------
Kohl's Corp.(1)                                           12,300        771,579
-------------------------------------------------------------------------------
May Department Stores Co.                                 19,600        671,496
-------------------------------------------------------------------------------
Sears Roebuck & Co.                                       24,600      1,040,826
-------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                     93,300      4,553,040
                                                                   ------------
                                                                      7,829,354
-------------------------------------------------------------------------------
Retail: Specialty--2.5%
American Eagle Outfitters, Inc.(1)                         2,600         91,624
------------------------------------------------------------------------------
AnnTaylor Stores Corp.(1)                                  1,000         35,800
------------------------------------------------------------------------------
BJ's Wholesale Club, Inc.(1)                               5,800        308,908
------------------------------------------------------------------------------
Chico's FAS, Inc.(1)                                       1,800         53,550
-------------------------------------------------------------------------------
Christopher & Banks Corp.(1)                               1,300         42,380
-------------------------------------------------------------------------------
Gap, Inc.                                                 27,700        803,300
-------------------------------------------------------------------------------
Genesco, Inc.(1)                                             500         16,800
-------------------------------------------------------------------------------
Home Depot, Inc.                                          56,900      2,648,695
-------------------------------------------------------------------------------
Hot Topic, Inc.(1)                                         2,700         83,970
-------------------------------------------------------------------------------
Intimate Brands, Inc., Cl. A                               2,700         40,689
-------------------------------------------------------------------------------
Limited, Inc. (The)                                        8,600        142,072
-------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The)(1)                               700         19,320
-------------------------------------------------------------------------------
Nike, Inc., Cl. B                                          8,600        361,114
-------------------------------------------------------------------------------
Pacific Sunwear of California, Inc.(1)                     1,300         29,159
-------------------------------------------------------------------------------
Payless ShoeSource, Inc.(1)                                  480         31,056
-------------------------------------------------------------------------------
Pier 1 Imports, Inc.                                         500          5,750
-------------------------------------------------------------------------------
Reebok International Ltd.(1)                               2,100         67,095
-------------------------------------------------------------------------------
Ross Stores, Inc.                                          9,900        237,105
-------------------------------------------------------------------------------
Skechers U.S.A., Inc., Cl. A(1)                            3,600        105,228
-------------------------------------------------------------------------------
Talbots, Inc. (The)                                        7,600        332,500
-------------------------------------------------------------------------------
Target Corp.                                              20,500        709,300
-------------------------------------------------------------------------------
Tiffany & Co.                                              2,900        105,038
-------------------------------------------------------------------------------
Timberland Co., Cl. A(1)                                     700         27,657
-------------------------------------------------------------------------------
TJX Cos., Inc.                                            15,600        497,172
-------------------------------------------------------------------------------
Venator Group, Inc.(1)                                       200          3,079
                                                                   ------------
                                                                      6,798,361


                                Growth Portfolio                               7

-------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
-------------------------------------------------------------------------------


                                                                   Market Value
                                                          Shares   See Note 1
-------------------------------------------------------------------------------
Textile/Apparel & Home Furnishings--0.5%
Abercrombie & Fitch Co., Cl. A(1)                          7,700   $    342,650
-------------------------------------------------------------------------------
Coach, Inc.(1)                                             7,234        275,254
-------------------------------------------------------------------------------
Jones Apparel Group, Inc.(1)                               8,300        358,560
-------------------------------------------------------------------------------
Liz Claiborne, Inc.                                        5,600        282,520
-------------------------------------------------------------------------------
Tommy Hilfiger Corp.(1)                                    1,700         23,800
                                                                   ------------
                                                                      1,282,784
-------------------------------------------------------------------------------
Consumer Staples--10.4%
-------------------------------------------------------------------------------
Beverages--2.2%
Anheuser-Busch Cos., Inc.                                 43,500      1,792,200
-------------------------------------------------------------------------------
Coca-Cola Co. (The)                                       65,300      2,938,500
-------------------------------------------------------------------------------
Pepsi Bottling Group, Inc. (The)                           3,700        148,370
-------------------------------------------------------------------------------
PepsiCo, Inc.                                             26,600      1,175,720
                                                                   ------------
                                                                      6,054,790
-------------------------------------------------------------------------------
Broadcasting--0.2%
AT&T Corp./Liberty Media Corp., Cl. A(1)                  17,200        300,828
-------------------------------------------------------------------------------
EchoStar Communications Corp., Cl. A(1)                    2,600         84,292
-------------------------------------------------------------------------------
Gemstar-TV Guide International, Inc.(1)                    2,100         89,460
-------------------------------------------------------------------------------
General Motors Corp., Cl. H(1)                             5,500        111,375
                                                                   ------------
                                                                        585,955
-------------------------------------------------------------------------------
Education--0.1%
Apollo Group, Inc., Cl. A(1)                               2,100         89,145
-------------------------------------------------------------------------------
ITT Educational Services, Inc.(1)                          1,200         54,000
                                                                   ------------
                                                                        143,145
-------------------------------------------------------------------------------
Entertainment--1.2%
Applebee's International, Inc.                             1,550         49,600
-------------------------------------------------------------------------------
Brinker International, Inc.(1)                            12,200        315,370
-------------------------------------------------------------------------------
CEC Entertainment, Inc.(1)                                 1,800         88,830
-------------------------------------------------------------------------------
Darden Restaurants, Inc.                                  14,300        398,970
-------------------------------------------------------------------------------
Disney (Walt) Co.                                          3,000         86,670
-------------------------------------------------------------------------------
McDonald's Corp.                                          40,200      1,087,812
-------------------------------------------------------------------------------
Midway Games, Inc.(1)                                        100          1,850
-------------------------------------------------------------------------------
Starbucks Corp.(1)                                        12,800        294,400
-------------------------------------------------------------------------------
THQ, Inc.(1)                                                 900         53,667
-------------------------------------------------------------------------------
Viacom, Inc., Cl. B(1)                                    16,325        844,819
-------------------------------------------------------------------------------
Wendy's International, Inc.                                7,900        201,766
                                                                   ------------
                                                                      3,423,754
-------------------------------------------------------------------------------
Food--2.4%
Archer-Daniels-Midland Co.                                20,100        261,300
-------------------------------------------------------------------------------
Campbell Soup Co.                                         19,500        502,125
-------------------------------------------------------------------------------
ConAgra Foods, Inc.                                       19,600        388,276
-------------------------------------------------------------------------------
Heinz (H.J.) Co.                                          17,700        723,753
-------------------------------------------------------------------------------
Hershey Foods Corp.                                        8,100        499,851
-------------------------------------------------------------------------------
Kraft Foods, Inc., Cl. A(1)                               24,000        744,000
-------------------------------------------------------------------------------
Quaker Oats Co.                                            1,800        164,250


8                               Growth Portfolio

-------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
-------------------------------------------------------------------------------


                                                                   Market Value
                                                          Shares   See Note 1
-------------------------------------------------------------------------------
Food  (continued)
Sara Lee Corp.                                            39,348   $    745,251
-------------------------------------------------------------------------------
Sysco Corp.                                               48,100      1,305,915
-------------------------------------------------------------------------------
Unilever NV, NY Shares                                    17,700      1,054,389
-------------------------------------------------------------------------------
Wrigley William Jr. Co.                                    7,500        351,375
                                                                   ------------
                                                                      6,740,485
-------------------------------------------------------------------------------
Food & Drug Retailers--1.7%
CVS Corp.                                                 25,800        995,880
-------------------------------------------------------------------------------
Duane Reade, Inc.(1)                                         700         22,750
-------------------------------------------------------------------------------
Express Scripts, Inc.(1)                                   1,800         99,054
-------------------------------------------------------------------------------
Fleming Cos., Inc.                                         1,400         49,980
-------------------------------------------------------------------------------
Kroger Co. (The)(1)                                       31,700        792,500
-------------------------------------------------------------------------------
Safeway, Inc.(1)                                          26,300      1,262,400
-------------------------------------------------------------------------------
Walgreen Co.                                              37,900      1,294,285
-------------------------------------------------------------------------------
Whole Foods Market, Inc.(1)                                  800         21,680
-------------------------------------------------------------------------------
Winn-Dixie Stores, Inc.                                    1,400         36,582
                                                                   ------------
                                                                      4,575,111
-------------------------------------------------------------------------------
Household Goods--1.0%
Avon Products, Inc.                                        5,900        273,052
-------------------------------------------------------------------------------
Colgate-Palmolive Co.                                     15,800        932,042
-------------------------------------------------------------------------------
Gillette Co.                                              10,400        301,496
-------------------------------------------------------------------------------
Kimberly-Clark Corp.                                       6,000        335,400
-------------------------------------------------------------------------------
Procter & Gamble Co.                                      13,400        854,920
                                                                   ------------
                                                                      2,696,910
-------------------------------------------------------------------------------
Tobacco--1.6%
Philip Morris Cos., Inc.                                  65,400      3,319,050
-------------------------------------------------------------------------------
R.J. Reynolds Tobacco Holdings, Inc.                      20,800      1,135,680
-------------------------------------------------------------------------------
UST, Inc.                                                  3,100         89,466
                                                                   ------------
                                                                      4,544,196
-------------------------------------------------------------------------------
Energy--13.0%
-------------------------------------------------------------------------------
Energy Services--2.0%
Baker Hughes, Inc.                                         3,000        100,500
-------------------------------------------------------------------------------
BJ Services Co.(1)                                        13,400        380,292
-------------------------------------------------------------------------------
CONSOL Energy, Inc.                                        1,500         37,950
-------------------------------------------------------------------------------
ENSCO International, Inc.                                 51,700      1,209,780
-------------------------------------------------------------------------------
Global Marine, Inc.(1)                                    38,100        709,803
-------------------------------------------------------------------------------
Halliburton Co.                                            4,700        167,320
-------------------------------------------------------------------------------
Helmerich & Payne, Inc.                                      700         21,574
-------------------------------------------------------------------------------
Massey Energy Co.                                          1,500         29,640
-------------------------------------------------------------------------------
Nabors Industries, Inc.(1)                                 3,000        111,600
-------------------------------------------------------------------------------
Noble Drilling Corp.(1)                                   20,800        681,200
-------------------------------------------------------------------------------
Peabody Energy Corp.(1)                                    2,900         94,975
-------------------------------------------------------------------------------
Santa Fe International Corp.                              20,600        597,400
-------------------------------------------------------------------------------
Schlumberger Ltd.                                         17,200        905,580


                                Growth Portfolio                               9

-------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
-------------------------------------------------------------------------------


                                                                   Market Value
                                                          Shares   See Note 1
-------------------------------------------------------------------------------
Energy Services  (continued)
Smith International, Inc.(1)                               5,300   $    317,470
-------------------------------------------------------------------------------
Tidewater, Inc.                                            3,000        113,100
-------------------------------------------------------------------------------
Weatherford International, Inc.(1)                         1,900         91,200
                                                                   ------------
                                                                      5,569,384
-------------------------------------------------------------------------------
Oil: Domestic--7.9%
Amerada Hess Corp.                                        10,200        824,160
-------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                  10,200        551,106
-------------------------------------------------------------------------------
Ashland, Inc.                                                600         24,060
-------------------------------------------------------------------------------
Burlington Resources, Inc.                                16,400        655,180
-------------------------------------------------------------------------------
Cabot Oil & Gas Corp., Cl. A                              10,000        244,000
-------------------------------------------------------------------------------
Chevron Corp.                                             21,100      1,909,550
-------------------------------------------------------------------------------
Chieftain International, Inc.(1)                          22,000        632,280
-------------------------------------------------------------------------------
Conoco, Inc., Cl. A                                       18,400        518,880
-------------------------------------------------------------------------------
Conoco, Inc., Cl. B                                       22,000        635,800
-------------------------------------------------------------------------------
Devon Energy Corp.                                        13,600        714,000
-------------------------------------------------------------------------------
EOG Resources, Inc.                                       19,700        700,335
-------------------------------------------------------------------------------
Exxon Mobil Corp.                                         73,388      6,410,442
-------------------------------------------------------------------------------
Frontier Oil Corp.                                        44,200        585,650
-------------------------------------------------------------------------------
Gulf Canada Resources Ltd.(1)                             45,000        364,127
-------------------------------------------------------------------------------
Kerr-McGee Corp.                                          10,100        669,327
-------------------------------------------------------------------------------
Murphy Oil Corp.                                          15,400      1,133,440
-------------------------------------------------------------------------------
Newfield Exploration Co.(1)                                6,100        195,566
-------------------------------------------------------------------------------
Occidental Petroleum Corp.                                25,500        678,045
-------------------------------------------------------------------------------
Phillips Petroleum Co.                                     7,000        399,000
-------------------------------------------------------------------------------
Stone Energy Corp.(1)                                      6,600        292,380
-------------------------------------------------------------------------------
Texaco, Inc.                                              32,200      2,144,520
-------------------------------------------------------------------------------
Tosco Corp.                                               16,700        735,635
-------------------------------------------------------------------------------
Ultramar Diamond Shamrock Corp.                            1,400         66,150
-------------------------------------------------------------------------------
Unocal Corp.                                              10,000        341,500
-------------------------------------------------------------------------------
USX-Marathon Group, Inc.                                  14,200        419,042
                                                                   ------------
                                                                     21,844,175
-------------------------------------------------------------------------------
Oil: International--3.1%
Anderson Exploration Ltd.(1)                              52,100      1,052,230
-------------------------------------------------------------------------------
Canadian 88 Energy Corp.(1)                              177,300        262,866
-------------------------------------------------------------------------------
Canadian Hunter Exploration Ltd.(1)                       43,100      1,050,804
-------------------------------------------------------------------------------
Canadian Natural Resources Ltd.                           42,200      1,247,147
-------------------------------------------------------------------------------
Husky Energy, Inc.                                        17,050        182,229
-------------------------------------------------------------------------------
Paramount Resources Ltd.(1)                               30,000        294,544
-------------------------------------------------------------------------------
Rio Alto Exploration Ltd.(1)                              20,000        345,941
-------------------------------------------------------------------------------
Royal Dutch Petroleum Co., NY Shares                      49,200      2,866,884
-------------------------------------------------------------------------------
Talisman Energy, Inc.                                     27,000      1,027,445
-------------------------------------------------------------------------------
Varco International, Inc.(1)                               7,900        147,019
                                                                   ------------
                                                                      8,477,109


10                              Growth Portfolio

-------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
-------------------------------------------------------------------------------


                                                                   Market Value
                                                          Shares   See Note 1
-------------------------------------------------------------------------------
Financial--19.3%
-------------------------------------------------------------------------------
Banks--3.8%
Astoria Financial Corp.                                      700   $     38,500
-------------------------------------------------------------------------------
Bank of America Corp.                                     25,000      1,500,750
-------------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                           6,300        302,400
-------------------------------------------------------------------------------
BB&T Corp.                                                 9,400        344,980
-------------------------------------------------------------------------------
Charter One Financial, Inc.                                4,200        133,980
-------------------------------------------------------------------------------
City National Corp.                                          400         17,716
-------------------------------------------------------------------------------
Comerica, Inc.                                            10,400        599,040
-------------------------------------------------------------------------------
Commerce Bancorp, Inc.                                       700         49,070
-------------------------------------------------------------------------------
Cullen/Frost Bankers, Inc.                                   700         23,695
-------------------------------------------------------------------------------
Fifth Third Bancorp                                        7,600        456,380
-------------------------------------------------------------------------------
First Tennessee National Corp.                             2,200         76,362
-------------------------------------------------------------------------------
First Union Corp.                                          2,500         87,350
-------------------------------------------------------------------------------
FleetBoston Financial Corp.                                8,500        335,325
-------------------------------------------------------------------------------
Hibernia Corp., Cl. A                                      1,100         19,580
-------------------------------------------------------------------------------
Investors Financial Services Corp.                           700         46,900
-------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                   29,900      1,333,540
-------------------------------------------------------------------------------
Legg Mason, Inc.                                           1,200         59,712
-------------------------------------------------------------------------------
M&T Bank Corp.                                               600         45,300
-------------------------------------------------------------------------------
Mellon Financial Corp.                                    21,900      1,007,400
-------------------------------------------------------------------------------
National City Corp.                                       13,400        412,452
-------------------------------------------------------------------------------
North Fork Bancorp, Inc.                                   3,900        120,900
-------------------------------------------------------------------------------
Northern Trust Corp.                                       6,300        393,750
-------------------------------------------------------------------------------
PNC Financial Services Group                              20,900      1,375,011
-------------------------------------------------------------------------------
SouthTrust Corp.                                           2,600         67,600
-------------------------------------------------------------------------------
State Street Corp.                                         7,000        346,430
-------------------------------------------------------------------------------
TCF Financial Corp.                                        1,200         55,572
-------------------------------------------------------------------------------
U.S. Bancorp                                              13,325        303,677
-------------------------------------------------------------------------------
Wachovia Corp.                                             1,000         71,150
-------------------------------------------------------------------------------
Wells Fargo Co.                                           15,700        728,951
-------------------------------------------------------------------------------
Zions Bancorp                                                700         41,300
                                                                   ------------
                                                                     10,394,773
-------------------------------------------------------------------------------
Diversified Financial--8.0%
Affiliated Managers Group, Inc.(1)                           600         36,900
-------------------------------------------------------------------------------
AMBAC Financial Group, Inc.                                2,500        145,500
-------------------------------------------------------------------------------
American Express Co.                                      25,500        989,400
-------------------------------------------------------------------------------
AmeriCredit Corp.(1)                                       4,200        218,190
-------------------------------------------------------------------------------
Bear Stearns Cos., Inc.                                    4,600        271,262
-------------------------------------------------------------------------------
Capital One Financial Corp.                               15,300        918,000
-------------------------------------------------------------------------------
Citigroup, Inc.                                          101,633      5,370,288
-------------------------------------------------------------------------------
Concord EFS, Inc.(1)                                       1,500         78,015
-------------------------------------------------------------------------------
Countrywide Credit Industries, Inc.                       10,700        490,916
-------------------------------------------------------------------------------
eFunds Corp.(1)                                            1,571         29,221
-------------------------------------------------------------------------------
Equifax, Inc.                                                700         25,676


                                Growth Portfolio                              11

-------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
-------------------------------------------------------------------------------


                                                                   Market Value
                                                          Shares   See Note 1
-------------------------------------------------------------------------------
Diversified Financial  (continued)
Fannie Mae                                                30,100   $  2,563,015
-------------------------------------------------------------------------------
Franklin Resources, Inc.                                   3,300        151,041
-------------------------------------------------------------------------------
Freddie Mac                                               30,400      2,128,000
-------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                            9,900        849,420
-------------------------------------------------------------------------------
Heller Financial, Inc.                                     1,000         40,000
-------------------------------------------------------------------------------
Household International, Inc.                              8,000        533,600
-------------------------------------------------------------------------------
Instinet Group, Inc.(1)                                    4,700         87,608
-------------------------------------------------------------------------------
John Hancock Financial Services, Inc.                     17,700        712,602
-------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                            15,100      1,174,025
-------------------------------------------------------------------------------
MBNA Corp.                                                 3,300        108,735
-------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                  9,400        556,950
-------------------------------------------------------------------------------
MGIC Investment Corp.                                      8,600        624,704
-------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                          19,800      1,271,754
-------------------------------------------------------------------------------
Neuberger Berman, Inc.                                       300         20,400
-------------------------------------------------------------------------------
PMI Group, Inc. (The)                                     13,400        973,644
-------------------------------------------------------------------------------
Providian Financial Corp.                                 15,900        941,280
-------------------------------------------------------------------------------
SEI Investments Co.                                        4,200        199,080
-------------------------------------------------------------------------------
Stilwell Financial, Inc.                                   9,300        312,108
-------------------------------------------------------------------------------
USA Education, Inc.                                        3,400        248,200
                                                                   ------------
                                                                     22,069,534
-------------------------------------------------------------------------------
Insurance--6.3%
Aetna, Inc.(1)                                             3,600         93,132
-------------------------------------------------------------------------------
AFLAC, Inc.                                               37,500      1,180,875
-------------------------------------------------------------------------------
Allmerica Financial Corp.                                  3,200        184,000
-------------------------------------------------------------------------------
Allstate Corp.                                            45,200      1,988,348
-------------------------------------------------------------------------------
American General Corp.                                    32,600      1,514,270
-------------------------------------------------------------------------------
American International Group, Inc.                        34,262      2,946,532
-------------------------------------------------------------------------------
Aon Corp.                                                  1,200         42,000
-------------------------------------------------------------------------------
Chubb Corp.                                                6,100        472,323
-------------------------------------------------------------------------------
Cigna Corp.                                               14,900      1,427,718
-------------------------------------------------------------------------------
Everest Re Group Ltd.                                      1,300         97,240
-------------------------------------------------------------------------------
Fidelity National Financial, Inc.                          9,600        235,872
-------------------------------------------------------------------------------
Gallagher (Arthur J.) & Co.                                1,200         31,200
-------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                   17,200      1,176,480
-------------------------------------------------------------------------------
Jefferson-Pilot Corp.                                      5,700        275,424
-------------------------------------------------------------------------------
Lincoln National Corp.                                    12,400        641,700
-------------------------------------------------------------------------------
Loews Corp.                                               16,400      1,056,652
-------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                                6,400        646,400
-------------------------------------------------------------------------------
MBIA, Inc.                                                 5,750        320,160
-------------------------------------------------------------------------------
MetLife, Inc.                                             47,100      1,459,158
-------------------------------------------------------------------------------
Phoenix Cos., Inc. (The)(1)                                6,300        117,180
-------------------------------------------------------------------------------
Progressive Corp.                                          2,500        337,975
-------------------------------------------------------------------------------
St. Paul Cos., Inc.                                       19,700        998,593
-------------------------------------------------------------------------------
UnumProvident Corp.                                        2,200         70,664
                                                                   ------------
                                                                     17,313,896


12                              Growth Portfolio

-------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
-------------------------------------------------------------------------------


                                                                   Market Value
                                                          Shares   See Note 1
-------------------------------------------------------------------------------
Real Estate Investment Trusts--0.0%
Indymac Mortgage Holdings, Inc.                              800   $     21,440
-------------------------------------------------------------------------------
Savings & Loans--1.2%
Dime Bancorp, Inc.                                         2,800        104,300
-------------------------------------------------------------------------------
Golden State Bancorp, Inc.                                17,600        542,080
-------------------------------------------------------------------------------
Golden West Financial Corp.                               11,700        751,608
-------------------------------------------------------------------------------
Greenpoint Financial Corp.                                 1,900         72,960
-------------------------------------------------------------------------------
Washington Mutual, Inc.                                   48,850      1,834,317
                                                                   ------------
                                                                      3,305,265
-------------------------------------------------------------------------------
Healthcare--13.8%
-------------------------------------------------------------------------------
Healthcare/Drugs--11.3%
Abbott Laboratories                                       11,400        547,314
-------------------------------------------------------------------------------
American Home Products Corp.                              12,900        753,876
-------------------------------------------------------------------------------
Amgen, Inc.(1)                                            28,800      1,747,584
-------------------------------------------------------------------------------
Biogen, Inc.(1)                                            4,300        233,748
-------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                  55,500      2,902,650
-------------------------------------------------------------------------------
Chiron Corp.(1)                                            7,800        397,800
-------------------------------------------------------------------------------
CIMA Labs, Inc.(1)                                           200         15,700
-------------------------------------------------------------------------------
Forest Laboratories, Inc.(1)                              15,800      1,121,800
-------------------------------------------------------------------------------
Genentech, Inc.(1)                                        21,100      1,162,610
-------------------------------------------------------------------------------
Genzyme Corp. (General Division)(1)                        9,000        549,000
-------------------------------------------------------------------------------
HCA, Inc.                                                 43,100      1,947,689
-------------------------------------------------------------------------------
Invitrogen Corp.(1)                                        1,500        107,700
-------------------------------------------------------------------------------
IVAX Corp.(1)                                             15,250        594,750
-------------------------------------------------------------------------------
Johnson & Johnson                                         76,618      3,830,900
-------------------------------------------------------------------------------
King Pharmaceuticals, Inc.(1)                                800         43,000
-------------------------------------------------------------------------------
LifePoint Hospitals, Inc.(1)                               1,400         61,992
-------------------------------------------------------------------------------
Lilly (Eli) & Co.                                         32,000      2,368,000
-------------------------------------------------------------------------------
Merck & Co., Inc.                                         64,400      4,115,804
-------------------------------------------------------------------------------
Monsanto Co.                                               1,200         44,400
-------------------------------------------------------------------------------
Pfizer, Inc.                                             127,525      5,107,376
-------------------------------------------------------------------------------
Pharmacia Corp.                                           13,900        638,705
-------------------------------------------------------------------------------
Schering-Plough Corp.                                     42,000      1,522,080
-------------------------------------------------------------------------------
Scios-Nova, Inc.(1)                                        2,800         70,028
-------------------------------------------------------------------------------
Taro Pharmaceutical Industries Ltd.(1)                     1,700        148,852
-------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                  21,400      1,321,450
-------------------------------------------------------------------------------
XOMA Ltd.(1)                                                 100          1,706
                                                                   ------------
                                                                     31,356,514


                                Growth Portfolio                              13

-------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
-------------------------------------------------------------------------------


                                                                   Market Value
                                                          Shares   See Note 1
-------------------------------------------------------------------------------
Healthcare/Supplies & Services--2.5%
AdvancePCS(1)                                                600   $     38,430
-------------------------------------------------------------------------------
Allergan, Inc.                                             8,300        709,650
-------------------------------------------------------------------------------
Baxter International, Inc.                                25,400      1,244,600
-------------------------------------------------------------------------------
Beckman Coulter, Inc.                                        700         28,560
-------------------------------------------------------------------------------
Biosite Diagnostics, Inc.(1)                                 100             --
-------------------------------------------------------------------------------
Cardinal Health, Inc.                                      6,800        469,200
-------------------------------------------------------------------------------
Caremark RX, Inc.(1)                                       4,600         75,670
-------------------------------------------------------------------------------
Cytyc Corp.(1)                                             3,000         69,150
-------------------------------------------------------------------------------
First Health Group Corp.(1)                                  600         14,472
-------------------------------------------------------------------------------
Health Management Assn., Inc., Cl. A(1)                    3,100         65,224
-------------------------------------------------------------------------------
Health Net, Inc.(1)                                          900         15,660
-------------------------------------------------------------------------------
Laboratory Corp. of America Holdings, Inc.(1)              3,000        230,700
-------------------------------------------------------------------------------
Lincare Holdings, Inc.                                     1,800         54,018
-------------------------------------------------------------------------------
Manor Care, Inc.(1)                                        4,100        130,175
-------------------------------------------------------------------------------
Medtronic, Inc.                                            3,700        170,237
-------------------------------------------------------------------------------
Oxford Health Plans, Inc.(1)                              12,800        366,080
-------------------------------------------------------------------------------
PerkinElmer, Inc.                                          4,300        118,379
-------------------------------------------------------------------------------
Pharmaceutical Product Development, Inc.(1)                2,700         82,377
-------------------------------------------------------------------------------
Quest Diagnostics, Inc.(1)                                 4,500        336,825
-------------------------------------------------------------------------------
ResMed, Inc.(1)                                            1,700         85,935
-------------------------------------------------------------------------------
Schein (Henry), Inc.(1)                                      500         20,030
-------------------------------------------------------------------------------
St. Jude Medical, Inc.(1)                                  1,000         60,000
-------------------------------------------------------------------------------
Stryker Corp.                                              2,300        126,155
-------------------------------------------------------------------------------
SurModics, Inc.(1)                                           300         17,640
-------------------------------------------------------------------------------
Techne Corp.(1)                                            1,900         61,750
-------------------------------------------------------------------------------
Tenet Healthcare Corp.(1)                                 24,500      1,263,955
-------------------------------------------------------------------------------
Triad Hospitals, Inc.(1)                                   1,500         44,205
-------------------------------------------------------------------------------
Trigon Healthcare, Inc.(1)                                 8,000        518,800
-------------------------------------------------------------------------------
Universal Health Services, Inc., Cl. B(1)                  7,600        345,800
-------------------------------------------------------------------------------
Varian Medical Systems, Inc.(1)                              200         14,300
-------------------------------------------------------------------------------
WellPoint Health Networks, Inc.(1)                         2,700        254,448
                                                                   ------------
                                                                      7,032,425
-------------------------------------------------------------------------------
Technology--12.7%
-------------------------------------------------------------------------------
Computer Hardware--2.8%
Agilent Technologies, Inc.(1)                              4,600        149,500
-------------------------------------------------------------------------------
Compaq Computer Corp.                                     50,000        774,500
-------------------------------------------------------------------------------
Dell Computer Corp.(1)                                    41,400      1,082,610
-------------------------------------------------------------------------------
Digital Lightwave, Inc.(1)                                 1,400         51,744
-------------------------------------------------------------------------------
EMC Corp.(1)                                              19,300        560,665
-------------------------------------------------------------------------------
Hewlett-Packard Co.                                       32,100        918,060
-------------------------------------------------------------------------------
International Business Machines Corp.                     34,900      3,943,700
-------------------------------------------------------------------------------
Microsemi Corp.(1)                                         1,000         71,000
-------------------------------------------------------------------------------
Pitney Bowes, Inc.                                         3,300        138,996


14                              Growth Portfolio

-------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
-------------------------------------------------------------------------------


                                                                   Market Value
                                                          Shares   See Note 1
-------------------------------------------------------------------------------
Computer Hardware  (continued)
Pixelworks, Inc.(1)                                        1,700   $     60,758
-------------------------------------------------------------------------------
Read-Rite Corp.(1)                                           900          4,725
                                                                   ------------
                                                                      7,756,258
-------------------------------------------------------------------------------
Computer Services--1.0%
Affiliated Computer Services, Inc., Cl. A(1)                 700         50,337
-------------------------------------------------------------------------------
Automatic Data Processing, Inc.                            9,600        477,120
-------------------------------------------------------------------------------
DST Systems, Inc.(1)                                       1,400         73,780
-------------------------------------------------------------------------------
First Data Corp.                                          18,100      1,162,925
-------------------------------------------------------------------------------
Paychex, Inc.                                             23,500        940,000
                                                                   ------------
                                                                      2,704,162
-------------------------------------------------------------------------------
Computer Software--6.1%
Adobe Systems, Inc.                                       11,800        554,600
-------------------------------------------------------------------------------
AOL Time Warner, Inc.(1)                                  72,000      3,816,000
-------------------------------------------------------------------------------
Axcelis Technologies, Inc.(1)                              1,600         23,680
-------------------------------------------------------------------------------
BEA Systems, Inc.(1)                                       4,100        125,911
-------------------------------------------------------------------------------
Cadence Design Systems, Inc.(1)                            2,400         44,712
-------------------------------------------------------------------------------
Electronic Data Systems Corp.                             15,000        937,500
-------------------------------------------------------------------------------
Manugistics Group, Inc.(1)                                 1,400         35,140
-------------------------------------------------------------------------------
McData Corp., Cl. A(1)                                     1,534         26,922
-------------------------------------------------------------------------------
Microsoft Corp.(1)                                       114,200      8,336,600
-------------------------------------------------------------------------------
Oracle Corp.(1)                                          124,700      2,369,300
-------------------------------------------------------------------------------
Peoplesoft, Inc.(1)                                        3,300        162,459
-------------------------------------------------------------------------------
Sabre Holdings Corp.(1)                                    4,700        235,000
-------------------------------------------------------------------------------
SERENA Software, Inc.(1)                                     600         21,804
-------------------------------------------------------------------------------
Veritas Software Corp.(1)                                  2,500        166,325
                                                                   ------------
                                                                     16,855,953
-------------------------------------------------------------------------------
Communications Equipment--0.7%
BISYS Group, Inc. (The)(1)                                   600         35,400
-------------------------------------------------------------------------------
Cisco Systems, Inc.(1)                                    84,300      1,534,260
-------------------------------------------------------------------------------
Nortel Networks Corp.                                     19,700        179,073
-------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                                   5,700        231,420
                                                                   ------------
                                                                      1,980,153
-------------------------------------------------------------------------------
Electronics--1.8%
Advanced Micro Devices, Inc.(1)                           11,900        343,672
-------------------------------------------------------------------------------
Analog Devices, Inc.(1)                                    8,300        358,975
-------------------------------------------------------------------------------
Grainger (W.W.), Inc.                                        800         32,928
-------------------------------------------------------------------------------
Intel Corp.                                               97,100      2,840,175
-------------------------------------------------------------------------------
Linear Technology Corp.                                    9,900        437,778
-------------------------------------------------------------------------------
Maxim Integrated Products, Inc.(1)                         4,300        190,103
-------------------------------------------------------------------------------
Micron Technology, Inc.(1)                                 9,400        386,340
-------------------------------------------------------------------------------
NVIDIA Corp.(1)                                            1,400        129,850
-------------------------------------------------------------------------------
Xilinx, Inc.(1)                                            8,000        329,920
                                                                   ------------
                                                                      5,049,741


                                Growth Portfolio                              15

-------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
-------------------------------------------------------------------------------


                                                                   Market Value
                                                          Shares   See Note 1
-------------------------------------------------------------------------------
Photography--0.3%
Eastman Kodak Co.                                         17,100   $    798,228
-------------------------------------------------------------------------------
Transportation--1.8%
-------------------------------------------------------------------------------
Air Transportation--0.4%
Southwest Airlines Co.                                    63,700      1,177,813
-------------------------------------------------------------------------------
Railroads & Truckers--0.5%
Burlington Northern Santa Fe Corp.                        13,300        401,261
-------------------------------------------------------------------------------
Union Pacific Corp.                                       15,200        834,632
-------------------------------------------------------------------------------
XTRA Corp.(1)                                              4,400        218,240
                                                                   ------------
                                                                      1,454,133
-------------------------------------------------------------------------------
Shipping--0.9%
Expeditors International of Washington, Inc.                 500         29,999
-------------------------------------------------------------------------------
FedEx Corp.(1)                                            14,200        570,840
-------------------------------------------------------------------------------
United Parcel Service, Inc., Cl. B                        30,900      1,786,020
                                                                   ------------
                                                                      2,386,859
-------------------------------------------------------------------------------
Utilities--7.0%
-------------------------------------------------------------------------------
Electric Utilities--5.4%
Allegheny Energy, Inc.                                     5,500        265,375
-------------------------------------------------------------------------------
ALLETE, Inc.                                                 900         20,250
-------------------------------------------------------------------------------
Ameren Corp.                                               2,700        115,290
-------------------------------------------------------------------------------
American Electric Power Co., Inc.                         20,600        951,102
-------------------------------------------------------------------------------
Calpine Corp.(1)                                          11,951        451,748
-------------------------------------------------------------------------------
Cinergy Corp.                                              2,300         80,385
-------------------------------------------------------------------------------
CMS Energy Corp.                                           1,900         52,915
-------------------------------------------------------------------------------
Conectiv, Inc.                                            44,000        950,400
-------------------------------------------------------------------------------
Consolidated Edison Co. of New York, Inc.                  7,100        282,580
-------------------------------------------------------------------------------
Constellation Energy Group, Inc.                           1,700         72,420
-------------------------------------------------------------------------------
Dominion Resources, Inc.                                  18,600      1,118,418
-------------------------------------------------------------------------------
DPL, Inc.                                                    600         17,376
-------------------------------------------------------------------------------
DTE Energy Co.                                             9,500        441,180
-------------------------------------------------------------------------------
Duke Energy Corp.                                         37,200      1,451,172
-------------------------------------------------------------------------------
Entergy Corp.                                             14,900        572,011
-------------------------------------------------------------------------------
Exelon Corp.                                              22,775      1,460,333
-------------------------------------------------------------------------------
FirstEnergy Corp.                                          8,400        270,144
-------------------------------------------------------------------------------
FPL Group, Inc.                                           13,600        818,856
-------------------------------------------------------------------------------
KeySpan Corp.                                              1,000         36,480
-------------------------------------------------------------------------------
Mirant Corp.(1)                                           12,888        443,347
-------------------------------------------------------------------------------
Montana Power Co.                                          1,300         15,080
-------------------------------------------------------------------------------
NRG Energy, Inc.(1)                                        3,400         75,072
-------------------------------------------------------------------------------
Pinnacle West Capital Corp.                                1,200         56,880
-------------------------------------------------------------------------------
PPL Corp.                                                 13,200        726,000
-------------------------------------------------------------------------------
Progress Energy, Inc.                                      4,000        179,680


16                              Growth Portfolio

-------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
-------------------------------------------------------------------------------


                                                                   Market Value
                                                          Shares     See Note 1
-------------------------------------------------------------------------------
Electric Utilities  (continued)
Public Service Enterprise Group, Inc.                     16,800   $    821,520
-------------------------------------------------------------------------------
Reliant Energy, Inc.                                      25,000        805,250
-------------------------------------------------------------------------------
Southern Co.                                              31,000        720,750
-------------------------------------------------------------------------------
Teco Energy, Inc.                                            800         24,400
-------------------------------------------------------------------------------
TXU Corp.                                                 21,200      1,021,628
-------------------------------------------------------------------------------
Xcel Energy, Inc.                                         16,900        480,805
                                                                   ------------
                                                                     14,798,847
-------------------------------------------------------------------------------
Gas Utilities--1.6%
Dynegy, Inc.                                              19,100        888,150
-------------------------------------------------------------------------------
El Paso Corp.                                             14,811        778,170
-------------------------------------------------------------------------------
Enron Corp.                                               17,300        847,700
-------------------------------------------------------------------------------
Equitable Resources, Inc.                                    600         19,986
-------------------------------------------------------------------------------
Kinder Morgan, Inc.                                        6,200        311,550
-------------------------------------------------------------------------------
NICOR, Inc.                                                1,800         70,164
-------------------------------------------------------------------------------
NiSource, Inc.                                             8,300        226,839
-------------------------------------------------------------------------------
Questar Corp.                                                800         19,808
-------------------------------------------------------------------------------
Western Gas Resources, Inc.                                  800         26,080
-------------------------------------------------------------------------------
Williams Cos., Inc. (The)                                 33,800      1,113,710
                                                                   ------------
                                                                      4,302,157
                                                                   ------------
Total Common Stocks (Cost $273,357,181)                             269,826,719

                                                                                Principal
                                                                                Amount
=============================================================================================================
Repurchase Agreements--3.2%
-------------------------------------------------------------------------------------------------------------
Repurchase agreement with Zion First National Bank, 3.95%,
dated 6/29/01, to be repurchased at $8,883,923 on 7/2/01,
collateralized by U.S. Treasury Bonds, 8.125%-8.875%, 2/15/19-8/15/19,
with a value of $9,070,058 (Cost $8,881,000)                                    $  8,881,000       8,881,000
-------------------------------------------------------------------------------------------------------------
Total Investments, at Value  (Cost $282,238,181)                                       100.8%    278,707,719
-------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                   (0.8)     (2,113,347)
                                                                                -------------   ------------
Net Assets                                                                             100.0%   $276,594,372
                                                                                =============   ============


(1) Non-income-producing security.

See accompanying Notes to Financial Statements.


                                Growth Portfolio                              17

--------------------------------------------------------------------------------
Statement of Assets and Liabilities  June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------


====================================================================================================
Assets
Investments, at value (cost $282,238,181)--see accompanying statement                  $278,707,719
----------------------------------------------------------------------------------------------------
Cash                                                                                          5,107
----------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                          1,138,103
Interest and dividends                                                                      231,453
Shares of capital stock sold                                                                 42,902
Other                                                                                         2,970
                                                                                       -------------
Total assets                                                                            280,128,254
====================================================================================================
Liabilities
Payables and other liabilities:
Investments purchased                                                                     3,202,147
Shares of capital stock redeemed                                                            305,155
Other                                                                                        26,580
                                                                                       -------------
Total liabilities                                                                         3,533,882
====================================================================================================
Net Assets                                                                             $276,594,372
                                                                                       =============
====================================================================================================
Composition of Net Assets
Par value of shares of capital stock                                                   $    152,744
----------------------------------------------------------------------------------------------------
Additional paid-in capital                                                              344,847,877
----------------------------------------------------------------------------------------------------
Undistributed (overdistributed) net investment income                                       931,663
----------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments and foreign currency transactions   (65,807,465)
----------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments and translation of
assets and liabilities denominated in foreign currencies                                 (3,530,447)
                                                                                       -------------
Net assets--applicable to 152,743,935 shares of capital stock outstanding              $276,594,372
                                                                                       =============
====================================================================================================
Net Asset Value, Redemption Price and Offering Price Per Share                                $1.81

See accompanying Notes to Financial Statements.


18                              Growth Portfolio

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS  For the Six Months Ended June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------


====================================================================================================
Investment Income
Dividends (net of foreign withholding taxes of $16,961)                                $  1,656,483
----------------------------------------------------------------------------------------------------
Interest                                                                                    247,080
                                                                                        ------------
Total income                                                                              1,903,563
====================================================================================================
Expenses
Management fees                                                                             923,255
----------------------------------------------------------------------------------------------------
Accounting service fees                                                                       7,500
----------------------------------------------------------------------------------------------------
Directors' compensation                                                                       3,214
----------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                                 2,366
----------------------------------------------------------------------------------------------------
Other                                                                                        10,630
                                                                                       -------------
Total expenses                                                                              946,965
====================================================================================================
Net Investment Income                                                                       956,598
====================================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments                                                                             (31,836,152)
Foreign currency transactions                                                              (238,239)
                                                                                        ------------
Net realized gain (loss)                                                                (32,074,391)
----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                              10,773,199
Translation of assets and liabilities denominated in foreign currencies                      86,391
                                                                                       -------------
Net change                                                                               10,859,590
Net realized and unrealized gain (loss)                                                 (21,214,801)
====================================================================================================
Net Decrease in Net Assets Resulting from Operations                                   $(20,258,203)
                                                                                       =============

See accompanying Notes to Financial Statements.


                                Growth Portfolio                              19

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                                       Six Months
                                                                                       Ended             Year Ended
                                                                                       June 30, 2001     December 31,
                                                                                       (Unaudited)       2000
======================================================================================================================
Operations
Net investment income (loss)                                                            $    956,598     $   3,589,257
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                 (32,074,391)      (27,057,758)
----------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                      10,859,590       (38,839,353)
                                                                                       -------------     -------------
Net increase (decrease) in net assets resulting from operations                          (20,258,203)      (62,307,854)
======================================================================================================================
Dividends and/or Distributions to Shareholders
Dividends from net investment income                                                      (3,553,353)      (10,380,186)
----------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain                                                              --      (124,242,402)
======================================================================================================================
Capital Stock Transactions
Net increase (decrease) in net assets resulting from capital stock transactions          (32,804,682)     (137,997,773)
======================================================================================================================
Net Assets
Total decrease                                                                           (56,616,238)     (334,928,215)
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                      333,210,610       668,138,825
                                                                                       -------------     -------------
End of period [including undistributed (overdistributed) net investment
income of $931,663 and $3,528,418, respectively]                                        $276,594,372     $ 333,210,610
                                                                                        ============     =============

See accompanying Notes to Financial Statements.


20                              Growth Portfolio

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------


                                                       Six Months
                                                       Ended June 30,
                                                       2001            Year Ended December 31,
                                                       (Unaudited)     2000       1999       1998       1997       1996(1)
===========================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                      $1.96           $2.99      $3.27      $3.45      $2.98      $2.53
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                       .01             .03        .05        .04        .04        .04
Net realized and unrealized gain (loss)                    (.14)           (.35)      (.17)       .26        .69        .43
---------------------------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations             (.13)           (.32)      (.12)       .30        .73        .47
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.02)           (.05)      (.04)      (.04)      (.03)      (.01)
Distributions from net realized gain                         --            (.66)      (.12)      (.44)      (.23)      (.01)
---------------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                            (.02)           (.71)      (.16)      (.48)      (.26)      (.02)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $1.81           $1.96      $2.99      $3.27      $3.45      $2.98
                                                          =====           =====      =====      =====      =====      =====
===========================================================================================================================
Total Return, at Net Asset Value(2)                      (6.47)%         (12.66)%    (3.76)%     8.43%     26.37%     18.87%
===========================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)               $276,594        $333,211   $668,139   $918,871   $831,371   $586,222
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $299,265        $460,272   $808,715   $877,874   $721,555   $494,281
Ratios to average net assets:(3)
Net investment income                                      0.64%           0.78%      1.28%      1.16%      1.38%      1.63%
Expenses                                                   0.64%           0.59%      0.53%      0.53%(4)   0.54%(4)   0.58%(4)
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      41%            118%       132%        98%        92%       83%


(1) On March 1, 1996, OppenheimerFunds, Inc. became the investment advisor to the Portfolio.

(2) Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

(3) Annualized for periods of less than one full year.

(4) Expense ratio reflects the reduction to custodian expenses.

See accompanying Notes to Financial Statements.


                                Growth Portfolio                              21

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited)
--------------------------------------------------------------------------------



================================================================================

1. Significant Accounting Policies

Growth Portfolio (the Portfolio) is a series of Panorama Series Fund, Inc. (the Company) which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Portfolio's investment objective is to seek long-term growth of capital by investing primarily in common stocks with low price-earnings ratios and better-than-anticipated earnings. The Portfolio's investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Portfolio are sold only to separate accounts of life insurance companies, a majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the investment advisor. The following is a summary of significant accounting policies consistently followed by the Portfolio.

--------------------------------------------------------------------------------

Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Directors, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).


--------------------------------------------------------------------------------

Foreign Currency Translation. The accounting records of the Portfolio are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Portfolio's Statement of Operations.

--------------------------------------------------------------------------------

Repurchase Agreements. The Portfolio requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Portfolio may be delayed or limited.

--------------------------------------------------------------------------------

Federal Taxes. The Portfolio intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.

     As of June 30, 2001, the Portfolio had available for federal income tax purposes an estimated unused capital loss carryover of $44,873,023. This estimated capital loss carryover represents carryover as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.

As of December 31, 2000, the Portfolio had available for federal income tax purposes an unused capital loss carryover as follows:

                             Expiring
                             ------------------------------------------
                                 2008                  $32,898,936

--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.


22                              Growth Portfolio

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited) (Continued)
--------------------------------------------------------------------------------



================================================================================

1. Significant Accounting Policies (continued)

Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

--------------------------------------------------------------------------------

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------

Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================

2. Shares of Capital Stock

The Portfolio has authorized 510 million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

                                                      Six Months Ended June 30, 2001   Year Ended December 31, 2000
                                                      ------------------------------   ------------------------------
                                                      Shares         Amount            Shares          Amount
---------------------------------------------------------------------------------------------------------------------
Sold                                                    2,736,783    $  5,080,494        10,225,962    $  23,395,805
Dividends and/or distributions reinvested               2,042,156       3,553,352        62,907,751      134,622,588
Redeemed                                              (22,149,942)    (41,438,528)     (126,534,028)    (296,016,166)
                                                      -----------    ------------      ------------    -------------
Net increase (decrease)                               (17,371,003)   $(32,804,682)      (53,400,315)   $(137,997,773)
                                                      ===========    ============      ============    =============

================================================================================

3. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2001, were $117,596,986 and $145,697,019, respectively.

================================================================================

4. Fees and Other Transactions with Affiliates

Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Portfolio which provides for a fee of 0.625% of the first $300 million of average daily net assets of the Portfolio, 0.50% of the next $100 million and 0.45% of average daily net assets over $400 million. The Portfolio's management fee for the six months ended June 30, 2001, was an annualized rate of 0.622%.

--------------------------------------------------------------------------------

Accounting Fees. The Manager acts as the accounting agent for the Portfolio at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.

--------------------------------------------------------------------------------

Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the
Manager, acts as the transfer and shareholder servicing agent for the Portfolio. The Portfolio pays OFS an agreed-upon per account fee.


                                Growth Portfolio                              23

--------------------------------------------------------------------------------

GROWTH PORTFOLIO
--------------------------------------------------------------------------------
A Series of Panorama Series Fund, Inc.


================================================================================

Officers and Directors   James C. Swain, Director, CEO and Chairman of the Board
                         Bridget A. Macaskill, President
                         William L. Armstrong, Director
                         Robert G. Avis, Director
                         Jon S. Fossel, Director
                         Sam Freedman, Director
                         C. Howard Kast, Director
                         Robert M. Kirchner, Director
                         Charles Albers, Vice President
                         Nikolaos Monoyios, Vice President
                         Andrew J. Donohue, Vice President and Secretary
                         Brian W. Wixted, Treasurer
                         Robert J. Bishop, Assistant Treasurer
                         Scott T. Farrar, Assistant Treasurer
                         Robert G. Zack, Assistant Secretary

================================================================================

Investment Advisor       OppenheimerFunds, Inc.

================================================================================

Transfer Agent           OppenheimerFunds Services

================================================================================

Custodian of Portfolio
  Securities             The Bank of New York

================================================================================

Independent Auditors     Deloitte & Touche LLP

================================================================================

Legal Counsel            Myer, Swanson, Adams & Wolf, P.C.

                         The financial statements included herein have been taken from the records of the Portfolio without examination of those records by the independent auditors.

                         This is a copy of a report to shareholders of Growth Portfolio. This report must be preceded or accompanied by a Prospectus of Growth Portfolio. For other material information concerning the Portfolio, see the Prospectus.


                         (C)Copyright 2001 OppenheimerFunds, Inc. All rights reserved.


24                              Growth Portfolio